Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We continuously assess, identify, and manage cybersecurity risks as part of our overall risk management framework. We have engaged external experts as needed to incorporate the latest insights and strengthen our security measures. Additionally, we have taken appropriate steps to manage risks associated with third-party service providers. While no significant impact on our business has been identified as of the date of this annual report, we remain committed to ongoing monitoring and enhancing our cybersecurity practices to ensure safe operations.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	we have taken appropriate steps to manage risks associated with third-party service providers
Cybersecurity Risk Management Third Party Engaged [Flag]	true